Ultracargo - Fire Accident in Santos - Summary of remaining balance of trade payables customers and third parties indemnification (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade payables [abstract]
Beginning balance		R$ 99,863
Additions	R$ 21,757	13,096
Write-offs	(25,986)	(2,434)
Payments	(64,486)	(38,309)
Ending balance	R$ 3,501	R$ 72,216